Condensed Consolidated Statement Of Changes In Equity - USD ($) $ in Millions	Total	Issued and fully paid shares [member]	Shares reserved for employee share plans [member]	Employee benefits reserve [member]	Foreign currency translation reserve [member]	Hedging reserve [member]	Distributable profits reserve [member]	Other reserve [member]	Retained earnings [member]	Equity holders of the parent [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2022	$ 37,127	$ 29,001	$ (38)	$ 278	$ 796	$ (586)	$ 3,541	$ 2	$ 3,342	$ 36,336	$ 791
Profit for the period	1,766								1,740	1,740	26
Other comprehensive income/(loss)	556				1	578		(23)		556
Total comprehensive income/(loss) for the period	2,322				1	578		(23)	1,740	2,296	26
Transfers							4,700		(4,700)
Employee share plan purchases	(20)		(20)	0						(20)
Employee share plan redemptions			8	(8)
Share-based payments (net of tax)	31			31						31
Dividends paid	(2,776)						(2,734)			(2,734)	(42)
Ending balance at Jun. 30, 2023	36,684	29,001	(50)	301	797	(8)	5,507	(21)	382	35,909	775
Beginning balance at Dec. 31, 2023	35,170	29,001	(49)	290	795	88	4,118	(30)	186	34,399	771
Profit for the period	1,972								1,937	1,937	35
Other comprehensive income/(loss)	(134)					(108)		(11)	(15)	(134)
Total comprehensive income/(loss) for the period	1,838					(108)		(11)	1,922	1,803	35
Transfers							700		(700)
Employee share plan purchases	(25)		(25)							(25)
Employee share plan redemptions			9	(9)
Share-based payments (net of tax)	32			32						32
Dividends paid	(1,186)			0			(1,139)			(1,139)	(47)
Ending balance at Jun. 30, 2024	$ 35,829	$ 29,001	$ (65)	$ 313	$ 795	$ (20)	$ 3,679	$ (41)	$ 1,408	$ 35,070	$ 759